UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® California Municipal
Income Fund

November 30, 2009

1.810701.105

CFL-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.6%
	Principal Amount (000s)	Value (000s)
California - 97.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 355
4.625% 8/1/17	405	373
5% 8/1/18	530	497
5% 8/1/19	555	513
5% 8/1/20	585	533
5% 8/1/23	1,940	1,703
(Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	3,000	3,107
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	653
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	829
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,575	7,640
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,839
5% 12/1/20 (AMBAC Insured)	2,810	2,942
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,616
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,897
Alhambra Unified School District Ctfs. of Prtn.:
5.5% 4/1/23 (FSA Insured)	1,600	1,640
5.5% 4/1/26 (FSA Insured)	1,000	1,022
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,133
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	760
0% 9/1/22 (FSA Insured)	5,150	2,501
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	9,196
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,108
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,385
Azusa Unified School District Series 2002, 5.375% 7/1/16 (FSA Insured)	1,225	1,331
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	$ 5,190	$ 5,190
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17	5,000	5,071
5% 8/1/17 (FGIC Insured)	5,030	5,134
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	2,700	2,818
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,954
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,201
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,331
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,430
Burbank Unified School District:
Series 1997 B, 0% 8/1/20	3,835	2,157
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	3,299
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085	1,160
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	2,125
0% 8/1/12 (AMBAC Insured)	2,800	2,565
0% 8/1/17 (AMBAC Insured)	1,000	689
0% 8/1/18 (AMBAC Insured)	2,000	1,288
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series J1, 7% 12/1/12	730	860
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5% 5/1/17	1,000	1,055
5.5% 5/1/15	8,400	9,173
6% 5/1/13	2,320	2,586
6% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,208
California Econ. Recovery:
Series 2009 A:
5% 7/1/22	10,000	10,152
5.25% 7/1/14	2,095	2,337
Series A, 5% 7/1/18	2,800	2,987
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,057
6% 3/1/38	1,000	1,048
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	$ 1,600	$ 1,449
5% 2/1/17	1,000	888
(Loyola Marymount Univ. Proj.) Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	1,693
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	640
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	8,880
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	5,981
California Gen. Oblig.:
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,146
Series 2005, 5.5% 6/1/28	275	276
Series 2007:
5.625% 5/1/20	150	153
5.625% 5/1/26	215	218
5.75% 5/1/30	160	162
4.5% 8/1/30	3,250	2,773
4.5% 10/1/36	3,075	2,468
5% 3/1/15	2,130	2,334
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,659
5% 9/1/17	775	817
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,833
5% 2/1/23	1,095	1,104
5% 2/1/26	1,500	1,487
5% 3/1/26	2,800	2,760
5% 6/1/26	2,600	2,563
5% 6/1/27 (AMBAC Insured)	2,800	2,733
5% 6/1/29	5,005	4,777
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,586
5% 6/1/31	2,000	1,847
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,861
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	913
5% 8/1/33	3,400	3,079
5.125% 11/1/24	2,800	2,835
5.125% 2/1/26	2,800	2,815
5.25% 2/1/14	4,045	4,401
5.25% 10/1/14	140	141
5.25% 2/1/16	7,500	8,046
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 10/1/17	$ 105	$ 106
5.25% 11/1/18	3,000	3,182
5.25% 2/1/20	6,805	7,103
5.25% 2/1/22	2,020	2,079
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,490	5,528
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,769
5.25% 2/1/29	5,000	5,010
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,005
5.25% 4/1/30	35	35
5.25% 2/1/33	8,150	7,721
5.25% 12/1/33	105	99
5.25% 3/1/38	6,000	5,513
5.375% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35	37
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	1,100	1,160
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	102
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	7,907
5.5% 4/1/30	25	25
5.5% 11/1/33	30,940	30,302
6% 4/1/18	1,570	1,776
6% 4/1/38	9,500	9,641
6% 11/1/39	7,500	7,611
6.5% 4/1/33	8,500	9,139
6.75% 8/1/12	1,100	1,236
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,295
Series 2008 H, 5.125% 7/1/22	3,000	3,028
Series 2008 L, 5.125% 7/1/22	3,000	3,028
Series 2009 C, 5%, tender 7/2/12 (c)	6,300	6,555
Series 2009 E, 5.625% 7/1/25	5,000	5,166
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	1,485	1,594
Series 2009, 5% 8/15/39	5,000	4,490
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/12	2,345	2,479
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,260	$ 1,299
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,000	5,496
(Providence Health and Svcs. Proj.) Series 2009 B, 5.5% 10/1/39	2,000	2,032
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (c)	6,200	6,267
(Sutter Health Proj.):
Series 2007 A, 5% 11/15/42	2,635	2,431
Series 2008 A:
5% 8/15/14	4,205	4,502
5% 8/15/15	4,500	4,807
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	5,432	3,443
Series 1983 B, 0% 8/1/15	70	39
Series 1998 J, 4.85% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	295	294
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	1,009
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,079
5% 12/1/32	1,000	976
5% 12/1/42	3,000	2,693
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,041
5.25% 2/1/32 (AMBAC Insured)	6,295	5,877
Series 2005, 5% 10/1/33	7,235	7,377
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	4,450
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,129
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,335	4,472
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,744
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (c)(d)	$ 9,000	$ 9,241
Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,000	3,089
Series 2005 A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,352
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,740
5% 6/1/14	2,000	2,102
5.25% 6/1/24	5,400	5,138
5.25% 6/1/25	5,000	4,703
5.25% 6/1/30	4,000	3,523
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,450	4,482
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (FGIC Insured)	2,700	2,945
Series 2006 G:
5% 11/1/20	1,825	1,817
5% 11/1/21	2,020	1,984
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,715
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,045
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	2,485	2,636
5.5% 6/1/15	1,000	1,056
5.5% 6/1/17	9,980	10,341
(Dept. of Corrections & Rehab. Proj.) Series 2006 F:
5% 11/1/15 (FGIC Insured)	2,455	2,566
5% 11/1/16 (FGIC Insured)	2,000	2,067
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	2,000	2,167
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,080
(Dept. of Corrections, Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	4,200	4,495
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,474
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15	6,100	6,405
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,200	4,511
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	$ 2,900	$ 2,708
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	2,746
5.125% 6/1/29	5,000	4,409
5.5% 6/1/19	2,000	2,033
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,775	4,974
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,138
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,269
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	5,820
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	5,711
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,541
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,325
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,674
Series 2006 E:
5% 10/1/23	2,410	2,510
5.25% 10/1/21	2,900	3,106
(Various Cap. Projects) Series 2009 I, 6.375% 11/1/34 (b)	3,000	3,014
(Various Cap. Projs.) Series 2009 G1, 5.75% 10/1/30	3,000	2,884
California State Univ. Rev.:
(Systemwide Proj.) Series 2002 A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,393
5.5% 11/1/16 (AMBAC Insured)	1,500	1,644
Series 2009 A:
5.75% 11/1/25	3,675	4,054
5.75% 11/1/28	6,525	7,067
6% 11/1/40	7,240	7,727
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	$ 7,965	$ 8,101
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,466
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	4,736
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,876
(Daughters of Charity Health Sys. Proj.):
Series 2003 G, 5.25% 7/1/12	900	925
Series 2005 G, 5.25% 7/1/13	1,475	1,518
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	132
5% 8/15/19	50	51
5.75% 8/15/38	3,000	2,906
6.25% 8/15/33	2,500	2,603
(Kaiser Permanente Health Sys. Proj.) Series 2007 A:
4.75% 4/1/33	2,000	1,773
5% 4/1/31	4,900	4,570
(Los Angeles Orthopaedic Hosp. Foundation Prog.) Series 2000, 5.75% 6/1/30 (AMBAC Insured)	10,000	9,460
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	8,900	9,074
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	10,800	11,371
(Sutter Health Systems Proj.):
Series 2002 B, 5.625% 8/15/42	7,000	7,018
Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	3,798
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (e)	1,420	1,579
Campbell Union School District Gen. Oblig. Series 2002 C, 5% 8/1/34	1,910	1,927
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	824
0% 5/1/16	1,365	1,055
0% 5/1/17	1,155	835
0% 5/1/18	1,335	897
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Carlsbad Unified School District: - continued
Series 2009 B:
0% 5/1/19	$ 1,000	$ 627
0% 5/1/34 (a)	5,300	3,063
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,360
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,645
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,038
5% 11/1/25 (AMBAC Insured)	3,820	3,946
5% 11/1/33 (AMBAC Insured)	5,000	4,871
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,410
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,295	3,184
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,226
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,754
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	3,052
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,569
5% 8/1/25 (FSA Insured)	1,435	1,500
5% 8/1/26 (FSA Insured)	2,000	2,080
5% 8/1/27 (FSA Insured)	1,785	1,835
5% 8/1/31 (FSA Insured)	5,000	5,015
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,527
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,292
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,152
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	2,831
Davis Spl. Tax Rev. Series 2007:
5% 9/1/11 (AMBAC Insured)	595	614
5% 9/1/12 (AMBAC Insured)	625	653
5% 9/1/13 (AMBAC Insured)	655	681
5% 9/1/14 (AMBAC Insured)	690	719
5% 9/1/15 (AMBAC Insured)	725	753
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Davis Spl. Tax Rev. Series 2007: - continued
5% 9/1/18 (AMBAC Insured)	$ 835	$ 837
5% 9/1/20 (AMBAC Insured)	925	903
5% 9/1/22 (AMBAC Insured)	1,020	973
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,160
6% 3/1/20 (FSA Insured)	1,000	1,124
Duarte Ctfs. of Prtn. Series 1999 A:
5% 4/1/11	2,780	2,807
5% 4/1/12	4,210	4,249
5% 4/1/13	1,830	1,846
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Series 2008 H, 5% 7/1/35	2,500	2,536
El Centro Fing. Auth. Wastewtr. Series 2006 A, 5.25% 10/1/35 (FSA Insured)	8,340	8,293
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,387
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,171
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	749
0% 10/1/25 (AMBAC Insured)	1,665	690
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	533
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	1,206
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	691
0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,884
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,150
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,216
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	734
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,430	$ 2,029
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,471
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	3,887
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,316
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	19,966
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,787
5.75% 1/15/40	8,155	7,430
5.875% 1/15/27	4,000	3,892
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,379
5.875% 1/15/29	4,000	3,834
Series A, 0% 1/1/18 (Escrowed to Maturity) (e)	1,000	777
Fullerton Univ. Foundation Auxiliary Organization Rev. Series 2000 A:
5.75% 7/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,280
5.75% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,021
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,662
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,056
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,496
5% 6/1/45	13,425	11,011
5% 6/1/45	2,775	2,276
Series 2007 A1:
5% 6/1/11	1,445	1,484
5% 6/1/12	1,400	1,453
5% 6/1/13	1,000	1,038
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series 2007 A1:
5% 6/1/14	$ 2,000	$ 2,072
5% 6/1/15	1,000	1,031
5% 6/1/33	3,000	2,254
5.125% 6/1/47	2,600	1,690
5.75% 6/1/47	5,000	3,595
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	1,869
Indio Pub. Fing. Auth. Lease Rev. Series 2007 B, 3.8%, tender 11/1/12 (AMBAC Insured) (c)	2,500	2,558
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) Series 1994, 7.3% 9/1/11 (National Public Finance Guarantee Corp. Insured)	555	586
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	3,046
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,815
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	3,691
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	9,750	2,524
Long Beach Hbr. Rev.:
Series 1998 A, 6% 5/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,500	3,788
Series 2000 A, 5.25% 5/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	6,505	6,584
Series 2004 A:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,000	2,160
5% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,066
Series 2005 A:
5% 5/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,039
5% 5/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,735	2,739
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	6,962
Series A, 5.75% 8/1/33	2,800	3,017
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District:
Series 2007 A, 5% 8/1/32	$ 10,000	$ 10,075
Series 2008 A, 6% 8/1/33	10,000	10,846
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,763
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	3,181
(Disney Parking Proj.):
0% 3/1/10	2,000	1,995
0% 3/1/11	1,950	1,888
0% 3/1/12	2,180	2,028
0% 3/1/13	6,490	5,786
0% 9/1/14 (AMBAC Insured)	3,860	3,364
0% 3/1/18	3,000	1,984
0% 3/1/19	3,200	1,982
0% 3/1/20	1,000	578
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,170
5.375% 9/1/17 (FSA Insured)	1,095	1,207
5.375% 9/1/18 (FSA Insured)	1,155	1,263
5.375% 9/1/19 (FSA Insured)	1,210	1,318
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,744
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,144
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,059
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,078
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,420
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,121
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,395
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	$ 5,500	$ 5,504
Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,507
Series 2007 A2, 5% 7/1/44	1,500	1,471
Los Angeles Habor Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity) (e)	10,690	13,324
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,729
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,241
Series 2007 A1, 4.5% 1/1/28	6,900	6,471
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000	10,965
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	1,880	2,285
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	506
5% 7/1/39	4,095	4,070
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,223
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	559
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,081
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,165
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,485
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,575
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	3,881
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,454
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	495
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	588
Monterey County Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,749
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,485	$ 536
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,350
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,147
Natomas Unified School District Series 2007, 5.25% 8/1/30 (FGIC Insured)	5,150	5,054
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,355
12% 8/1/17 (FSA Insured)	1,000	1,618
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.):
Series 2009 A, 5% 12/1/24	2,000	2,066
Series 2009 E, 5%, tender 2/7/13 (c)	2,800	3,004
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,488
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,030
5% 9/1/17 (AMBAC Insured)	2,735	2,779
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	345	357
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/12	2,500	2,703
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,279
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,100	6,607
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	1,229
Novato Unified School District Series 2002, 5.25% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,059
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	3,000	3,184
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,196
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,147
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,036
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	$ 2,810	$ 3,075
6.5% 8/1/24	1,220	1,328
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,280
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255	3,201
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,085
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev. Series 1997, 5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,238
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) Series 2002, 5.375% 6/1/16 (AMBAC Insured)	3,770	4,021
Oxnard Fin. Auth. Solid Waste Rev. Series 2005:
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,842
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,145
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	3,000	3,036
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	6,445
Placentia Pub. Fing. Auth. Rev.:
3.125% 9/1/12	1,585	1,611
4% 9/1/13	1,855	1,927
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,119
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	515
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	1,190	1,191
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,103
Port of Oakland Rev.:
Series 2000 K:
5.7% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,245	5,277
5.7% 11/1/19 (Pre-Refunded to 5/1/10 @ 100) (d)(e)	40	41
5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,000	4,060
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2000 K:
5.75% 11/1/15 (Pre-Refunded to 5/1/10 @ 100) (d)(e)	$ 30	$ 31
Series 2002 L, 5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,405	3,437
Series 2002 N:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,800	2,990
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,850	6,045
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,355	3,418
5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,740	2,753
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,910	11,536
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	2,991
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,235
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	3,017
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (c)	1,890	1,881
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,705	5,608
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (c)	2,915	3,002
4%, tender 12/1/11 (FSA Insured) (c)	6,500	6,805
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,405
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	2,754
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,500	16,290
Series B, 5.7% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	2,016
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	$ 2,020	$ 1,968
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,049
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,781
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	565
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	1,035
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	488
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	681
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	653
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,128
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	5,485
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,584
Series 2003 R, 5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,825	6,787
San Bernardino Cmnty. College District Series A, 6.25% 8/1/33	5,900	6,638
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,300	10,976
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	9,757
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,052
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,556
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,185
5% 11/15/17 (AMBAC Insured)	2,000	2,149
5% 11/15/18 (AMBAC Insured)	2,000	2,125
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,160
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,811
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2005:
5% 7/1/14 (AMBAC Insured) (d)	$ 1,000	$ 1,067
5.25% 7/1/16 (AMBAC Insured) (d)	1,400	1,481
5% 7/1/12 (AMBAC Insured) (d)	2,200	2,344
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5% 5/1/29	5,000	5,083
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000	3,047
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	3,709
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,633
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,002
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,514
Second Series 32F, 5.25% 5/1/19	2,500	2,745
Second Series 32H:
5% 5/1/11 (CIFG North America Insured) (d)	2,325	2,414
5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,054
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 A, 5% 11/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,810	6,850
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475	1,465
(San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,035
6.625% 8/1/39	1,000	1,044
Series A, 0% 8/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085	1,078
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,152
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	3,856
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,741
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity) (e)	4,000	1,897
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: - continued
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 11,000	$ 2,952
5.5% 1/15/28	1,060	964
Series A:
0% 1/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,240	2,233
0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,151
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,516
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	1,741
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	828
San Jose Int'l. Arpt. Rev.:
Series 2001 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,035
Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,209
5% 3/1/24 (AMBAC Insured) (d)	9,690	9,115
5% 3/1/37 (AMBAC Insured) (d)	10,000	8,575
San Jose Unified School District Santa Clara County:
Series 2002 A, 5.375% 8/1/20 (FSA Insured)	1,895	1,989
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,820
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,045
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,006
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,697
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,073
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,006
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	650
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	616
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,980
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	$ 2,000	$ 1,955
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,274
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,865	2,071
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,307
0% 9/1/22 (AMBAC Insured)	2,900	1,445
0% 9/1/25 (AMBAC Insured)	6,800	2,768
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,015	5,022
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	363
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,032
Sierra View Local Health Care District Rev. Series 1998, 5.4% 7/1/22	4,315	4,280
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	12,360
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	877
Sulphur Springs Union School District Series A, 0% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,552
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	17,229
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	650	626
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,043
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,362
6% 6/1/22	1,100	1,127
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,443
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,400
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,574
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 663
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	1,611
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33	1,000	1,010
Series 2007 D, 5% 5/15/25	4,250	4,479
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	785	810
5.5% 5/15/24 (AMBAC Insured)	370	379
4.55% 12/1/09 (Escrowed to Maturity) (e)(f)	13,290	13,290
Series 2008 L, 5% 5/15/40	3,000	3,065
Series 2009 O, 5.75% 5/15/34	9,900	10,932
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,071
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.) 5.25% 1/1/13	6,970	6,971
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,644
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,178
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,625
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,000	5,177
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,001
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,186
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	142
5.375% 8/1/16 (FSA Insured)	100	108
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	824
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	719
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	325
5.25% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,080
Washington Township Health Care District Rev.:
Series 2009 A, 6.25% 7/1/39 (b)	3,250	3,254
Series A:
5% 7/1/23	1,460	1,340
5% 7/1/25	1,665	1,503
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	$ 1,500	$ 1,582
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,804
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,315
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,016
		1,596,126
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
4.625% 10/1/11	535	547
5.375% 10/1/14	1,000	1,072
5.875% 10/1/18	1,565	1,705
		3,324
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 0.163% 7/1/21 (FGIC Insured) (c)	4,600	3,066
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (c)	7,000	7,283
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	9,500	1,354
		11,703
Virgin Islands - 0.3%
Virgin Islands Pub. Fin. Auth. Rev.:
Series 2009 A1, 5% 10/1/29	1,500	1,427
Series 2009 B, 5% 10/1/25	1,500	1,466
Series A:
5% 10/1/10	520	521
5.25% 10/1/15	1,255	1,325
		4,739
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $1,623,111)	1,615,892
NET OTHER ASSETS - 1.4%	23,453
NET ASSETS - 100%	$ 1,639,345
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,290,000 or 0.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 13,290
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $1,621,662,000. Net unrealized depreciation aggregated $5,770,000, of which $41,389,000 related to appreciated investment securities and $47,159,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor California
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2009

1.824868.104

ASCM-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.6%
	Principal Amount (000s)	Value (000s)
California - 97.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 355
4.625% 8/1/17	405	373
5% 8/1/18	530	497
5% 8/1/19	555	513
5% 8/1/20	585	533
5% 8/1/23	1,940	1,703
(Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	3,000	3,107
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	653
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	829
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,575	7,640
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,839
5% 12/1/20 (AMBAC Insured)	2,810	2,942
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,616
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,897
Alhambra Unified School District Ctfs. of Prtn.:
5.5% 4/1/23 (FSA Insured)	1,600	1,640
5.5% 4/1/26 (FSA Insured)	1,000	1,022
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,133
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	760
0% 9/1/22 (FSA Insured)	5,150	2,501
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	9,196
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,108
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,385
Azusa Unified School District Series 2002, 5.375% 7/1/16 (FSA Insured)	1,225	1,331
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	$ 5,190	$ 5,190
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17	5,000	5,071
5% 8/1/17 (FGIC Insured)	5,030	5,134
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	2,700	2,818
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,954
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,201
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,331
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,430
Burbank Unified School District:
Series 1997 B, 0% 8/1/20	3,835	2,157
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	3,299
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085	1,160
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	2,125
0% 8/1/12 (AMBAC Insured)	2,800	2,565
0% 8/1/17 (AMBAC Insured)	1,000	689
0% 8/1/18 (AMBAC Insured)	2,000	1,288
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series J1, 7% 12/1/12	730	860
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5% 5/1/17	1,000	1,055
5.5% 5/1/15	8,400	9,173
6% 5/1/13	2,320	2,586
6% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,208
California Econ. Recovery:
Series 2009 A:
5% 7/1/22	10,000	10,152
5.25% 7/1/14	2,095	2,337
Series A, 5% 7/1/18	2,800	2,987
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,057
6% 3/1/38	1,000	1,048
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	$ 1,600	$ 1,449
5% 2/1/17	1,000	888
(Loyola Marymount Univ. Proj.) Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	1,693
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	640
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	8,880
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	5,981
California Gen. Oblig.:
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,146
Series 2005, 5.5% 6/1/28	275	276
Series 2007:
5.625% 5/1/20	150	153
5.625% 5/1/26	215	218
5.75% 5/1/30	160	162
4.5% 8/1/30	3,250	2,773
4.5% 10/1/36	3,075	2,468
5% 3/1/15	2,130	2,334
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,659
5% 9/1/17	775	817
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,833
5% 2/1/23	1,095	1,104
5% 2/1/26	1,500	1,487
5% 3/1/26	2,800	2,760
5% 6/1/26	2,600	2,563
5% 6/1/27 (AMBAC Insured)	2,800	2,733
5% 6/1/29	5,005	4,777
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,586
5% 6/1/31	2,000	1,847
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,861
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	913
5% 8/1/33	3,400	3,079
5.125% 11/1/24	2,800	2,835
5.125% 2/1/26	2,800	2,815
5.25% 2/1/14	4,045	4,401
5.25% 10/1/14	140	141
5.25% 2/1/16	7,500	8,046
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 10/1/17	$ 105	$ 106
5.25% 11/1/18	3,000	3,182
5.25% 2/1/20	6,805	7,103
5.25% 2/1/22	2,020	2,079
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,490	5,528
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,769
5.25% 2/1/29	5,000	5,010
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,005
5.25% 4/1/30	35	35
5.25% 2/1/33	8,150	7,721
5.25% 12/1/33	105	99
5.25% 3/1/38	6,000	5,513
5.375% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35	37
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	1,100	1,160
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	102
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	7,907
5.5% 4/1/30	25	25
5.5% 11/1/33	30,940	30,302
6% 4/1/18	1,570	1,776
6% 4/1/38	9,500	9,641
6% 11/1/39	7,500	7,611
6.5% 4/1/33	8,500	9,139
6.75% 8/1/12	1,100	1,236
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (c)	5,000	5,295
Series 2008 H, 5.125% 7/1/22	3,000	3,028
Series 2008 L, 5.125% 7/1/22	3,000	3,028
Series 2009 C, 5%, tender 7/2/12 (c)	6,300	6,555
Series 2009 E, 5.625% 7/1/25	5,000	5,166
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	1,485	1,594
Series 2009, 5% 8/15/39	5,000	4,490
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/12	2,345	2,479
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,260	$ 1,299
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,000	5,496
(Providence Health and Svcs. Proj.) Series 2009 B, 5.5% 10/1/39	2,000	2,032
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (c)	6,200	6,267
(Sutter Health Proj.):
Series 2007 A, 5% 11/15/42	2,635	2,431
Series 2008 A:
5% 8/15/14	4,205	4,502
5% 8/15/15	4,500	4,807
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	5,432	3,443
Series 1983 B, 0% 8/1/15	70	39
Series 1998 J, 4.85% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	295	294
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	1,009
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,079
5% 12/1/32	1,000	976
5% 12/1/42	3,000	2,693
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,041
5.25% 2/1/32 (AMBAC Insured)	6,295	5,877
Series 2005, 5% 10/1/33	7,235	7,377
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	4,450
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,129
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,335	4,472
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,744
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (c)(d)	$ 9,000	$ 9,241
Series 2003 A, 5%, tender 5/1/13 (c)(d)	3,000	3,089
Series 2005 A1, 4.7%, tender 4/1/12 (c)(d)	3,250	3,352
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,740
5% 6/1/14	2,000	2,102
5.25% 6/1/24	5,400	5,138
5.25% 6/1/25	5,000	4,703
5.25% 6/1/30	4,000	3,523
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,450	4,482
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (FGIC Insured)	2,700	2,945
Series 2006 G:
5% 11/1/20	1,825	1,817
5% 11/1/21	2,020	1,984
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,715
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,045
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	2,485	2,636
5.5% 6/1/15	1,000	1,056
5.5% 6/1/17	9,980	10,341
(Dept. of Corrections & Rehab. Proj.) Series 2006 F:
5% 11/1/15 (FGIC Insured)	2,455	2,566
5% 11/1/16 (FGIC Insured)	2,000	2,067
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	2,000	2,167
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,080
(Dept. of Corrections, Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	4,200	4,495
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,474
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15	6,100	6,405
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,200	4,511
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	$ 2,900	$ 2,708
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	2,746
5.125% 6/1/29	5,000	4,409
5.5% 6/1/19	2,000	2,033
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,775	4,974
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,138
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,269
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	5,820
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	5,711
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,541
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,325
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,674
Series 2006 E:
5% 10/1/23	2,410	2,510
5.25% 10/1/21	2,900	3,106
(Various Cap. Projects) Series 2009 I, 6.375% 11/1/34 (b)	3,000	3,014
(Various Cap. Projs.) Series 2009 G1, 5.75% 10/1/30	3,000	2,884
California State Univ. Rev.:
(Systemwide Proj.) Series 2002 A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,393
5.5% 11/1/16 (AMBAC Insured)	1,500	1,644
Series 2009 A:
5.75% 11/1/25	3,675	4,054
5.75% 11/1/28	6,525	7,067
6% 11/1/40	7,240	7,727
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	$ 7,965	$ 8,101
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	2,425	2,466
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	4,736
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,876
(Daughters of Charity Health Sys. Proj.):
Series 2003 G, 5.25% 7/1/12	900	925
Series 2005 G, 5.25% 7/1/13	1,475	1,518
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	132
5% 8/15/19	50	51
5.75% 8/15/38	3,000	2,906
6.25% 8/15/33	2,500	2,603
(Kaiser Permanente Health Sys. Proj.) Series 2007 A:
4.75% 4/1/33	2,000	1,773
5% 4/1/31	4,900	4,570
(Los Angeles Orthopaedic Hosp. Foundation Prog.) Series 2000, 5.75% 6/1/30 (AMBAC Insured)	10,000	9,460
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	8,900	9,074
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	10,800	11,371
(Sutter Health Systems Proj.):
Series 2002 B, 5.625% 8/15/42	7,000	7,018
Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	3,798
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (e)	1,420	1,579
Campbell Union School District Gen. Oblig. Series 2002 C, 5% 8/1/34	1,910	1,927
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	824
0% 5/1/16	1,365	1,055
0% 5/1/17	1,155	835
0% 5/1/18	1,335	897
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Carlsbad Unified School District: - continued
Series 2009 B:
0% 5/1/19	$ 1,000	$ 627
0% 5/1/34 (a)	5,300	3,063
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,360
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,645
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,038
5% 11/1/25 (AMBAC Insured)	3,820	3,946
5% 11/1/33 (AMBAC Insured)	5,000	4,871
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,410
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,295	3,184
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,226
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,754
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,685	3,052
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,569
5% 8/1/25 (FSA Insured)	1,435	1,500
5% 8/1/26 (FSA Insured)	2,000	2,080
5% 8/1/27 (FSA Insured)	1,785	1,835
5% 8/1/31 (FSA Insured)	5,000	5,015
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,527
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,292
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,152
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	2,831
Davis Spl. Tax Rev. Series 2007:
5% 9/1/11 (AMBAC Insured)	595	614
5% 9/1/12 (AMBAC Insured)	625	653
5% 9/1/13 (AMBAC Insured)	655	681
5% 9/1/14 (AMBAC Insured)	690	719
5% 9/1/15 (AMBAC Insured)	725	753
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Davis Spl. Tax Rev. Series 2007: - continued
5% 9/1/18 (AMBAC Insured)	$ 835	$ 837
5% 9/1/20 (AMBAC Insured)	925	903
5% 9/1/22 (AMBAC Insured)	1,020	973
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,160
6% 3/1/20 (FSA Insured)	1,000	1,124
Duarte Ctfs. of Prtn. Series 1999 A:
5% 4/1/11	2,780	2,807
5% 4/1/12	4,210	4,249
5% 4/1/13	1,830	1,846
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Series 2008 H, 5% 7/1/35	2,500	2,536
El Centro Fing. Auth. Wastewtr. Series 2006 A, 5.25% 10/1/35 (FSA Insured)	8,340	8,293
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,387
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,171
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	749
0% 10/1/25 (AMBAC Insured)	1,665	690
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	533
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	1,206
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	691
0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,884
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,150
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,216
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	734
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,430	$ 2,029
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,471
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	3,887
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,316
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	19,966
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,787
5.75% 1/15/40	8,155	7,430
5.875% 1/15/27	4,000	3,892
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,379
5.875% 1/15/29	4,000	3,834
Series A, 0% 1/1/18 (Escrowed to Maturity) (e)	1,000	777
Fullerton Univ. Foundation Auxiliary Organization Rev. Series 2000 A:
5.75% 7/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,280
5.75% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,021
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,662
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,056
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,496
5% 6/1/45	13,425	11,011
5% 6/1/45	2,775	2,276
Series 2007 A1:
5% 6/1/11	1,445	1,484
5% 6/1/12	1,400	1,453
5% 6/1/13	1,000	1,038
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series 2007 A1:
5% 6/1/14	$ 2,000	$ 2,072
5% 6/1/15	1,000	1,031
5% 6/1/33	3,000	2,254
5.125% 6/1/47	2,600	1,690
5.75% 6/1/47	5,000	3,595
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	1,869
Indio Pub. Fing. Auth. Lease Rev. Series 2007 B, 3.8%, tender 11/1/12 (AMBAC Insured) (c)	2,500	2,558
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) Series 1994, 7.3% 9/1/11 (National Public Finance Guarantee Corp. Insured)	555	586
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	3,046
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,815
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	3,691
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	9,750	2,524
Long Beach Hbr. Rev.:
Series 1998 A, 6% 5/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,500	3,788
Series 2000 A, 5.25% 5/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	6,505	6,584
Series 2004 A:
5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,000	2,160
5% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,066
Series 2005 A:
5% 5/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,039
5% 5/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,735	2,739
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	6,962
Series A, 5.75% 8/1/33	2,800	3,017
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Cmnty. College District:
Series 2007 A, 5% 8/1/32	$ 10,000	$ 10,075
Series 2008 A, 6% 8/1/33	10,000	10,846
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,763
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (e)	3,380	3,181
(Disney Parking Proj.):
0% 3/1/10	2,000	1,995
0% 3/1/11	1,950	1,888
0% 3/1/12	2,180	2,028
0% 3/1/13	6,490	5,786
0% 9/1/14 (AMBAC Insured)	3,860	3,364
0% 3/1/18	3,000	1,984
0% 3/1/19	3,200	1,982
0% 3/1/20	1,000	578
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,170
5.375% 9/1/17 (FSA Insured)	1,095	1,207
5.375% 9/1/18 (FSA Insured)	1,155	1,263
5.375% 9/1/19 (FSA Insured)	1,210	1,318
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,744
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,144
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,000	1,059
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,990	4,078
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,410	1,420
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,121
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,395
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	$ 5,500	$ 5,504
Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,507
Series 2007 A2, 5% 7/1/44	1,500	1,471
Los Angeles Habor Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity) (e)	10,690	13,324
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,729
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,241
Series 2007 A1, 4.5% 1/1/28	6,900	6,471
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000	10,965
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	1,880	2,285
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	506
5% 7/1/39	4,095	4,070
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,223
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	559
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,081
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,165
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,485
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,575
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	3,881
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,454
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	495
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	588
Monterey County Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,749
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,485	$ 536
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,350
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,147
Natomas Unified School District Series 2007, 5.25% 8/1/30 (FGIC Insured)	5,150	5,054
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,355
12% 8/1/17 (FSA Insured)	1,000	1,618
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.):
Series 2009 A, 5% 12/1/24	2,000	2,066
Series 2009 E, 5%, tender 2/7/13 (c)	2,800	3,004
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,488
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,030
5% 9/1/17 (AMBAC Insured)	2,735	2,779
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	345	357
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/12	2,500	2,703
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,279
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,100	6,607
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	1,229
Novato Unified School District Series 2002, 5.25% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,059
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	3,000	3,184
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,196
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,147
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,036
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	$ 2,810	$ 3,075
6.5% 8/1/24	1,220	1,328
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,280
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255	3,201
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,085
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev. Series 1997, 5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,238
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) Series 2002, 5.375% 6/1/16 (AMBAC Insured)	3,770	4,021
Oxnard Fin. Auth. Solid Waste Rev. Series 2005:
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,842
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,145
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	3,000	3,036
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	6,445
Placentia Pub. Fing. Auth. Rev.:
3.125% 9/1/12	1,585	1,611
4% 9/1/13	1,855	1,927
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,119
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	515
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	1,190	1,191
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,103
Port of Oakland Rev.:
Series 2000 K:
5.7% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,245	5,277
5.7% 11/1/19 (Pre-Refunded to 5/1/10 @ 100) (d)(e)	40	41
5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	4,000	4,060
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2000 K:
5.75% 11/1/15 (Pre-Refunded to 5/1/10 @ 100) (d)(e)	$ 30	$ 31
Series 2002 L, 5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,405	3,437
Series 2002 N:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,800	2,990
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,850	6,045
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	3,355	3,418
5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,740	2,753
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,910	11,536
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,885	2,991
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,185	2,235
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	3,017
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (c)	1,890	1,881
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	6,705	5,608
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (c)	2,915	3,002
4%, tender 12/1/11 (FSA Insured) (c)	6,500	6,805
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,405
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	2,754
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,500	16,290
Series B, 5.7% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	2,016
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	$ 2,020	$ 1,968
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,049
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,781
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	565
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	1,035
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	488
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	681
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	653
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,128
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	5,485
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,584
Series 2003 R, 5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,825	6,787
San Bernardino Cmnty. College District Series A, 6.25% 8/1/33	5,900	6,638
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,300	10,976
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	9,757
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,052
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,556
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,185
5% 11/15/17 (AMBAC Insured)	2,000	2,149
5% 11/15/18 (AMBAC Insured)	2,000	2,125
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,160
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,811
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2005:
5% 7/1/14 (AMBAC Insured) (d)	$ 1,000	$ 1,067
5.25% 7/1/16 (AMBAC Insured) (d)	1,400	1,481
5% 7/1/12 (AMBAC Insured) (d)	2,200	2,344
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5% 5/1/29	5,000	5,083
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000	3,047
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	3,709
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,633
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,002
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,514
Second Series 32F, 5.25% 5/1/19	2,500	2,745
Second Series 32H:
5% 5/1/11 (CIFG North America Insured) (d)	2,325	2,414
5% 5/1/12 (CIFG North America Insured) (d)	1,000	1,054
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 A, 5% 11/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,810	6,850
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475	1,465
(San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,035
6.625% 8/1/39	1,000	1,044
Series A, 0% 8/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085	1,078
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,152
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	3,856
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,741
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity) (e)	4,000	1,897
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: - continued
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 11,000	$ 2,952
5.5% 1/15/28	1,060	964
Series A:
0% 1/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,240	2,233
0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,151
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,516
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	1,741
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	828
San Jose Int'l. Arpt. Rev.:
Series 2001 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,035
Series 2007 A:
5% 3/1/17 (AMBAC Insured) (d)	1,180	1,209
5% 3/1/24 (AMBAC Insured) (d)	9,690	9,115
5% 3/1/37 (AMBAC Insured) (d)	10,000	8,575
San Jose Unified School District Santa Clara County:
Series 2002 A, 5.375% 8/1/20 (FSA Insured)	1,895	1,989
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,820
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,045
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,006
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,697
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,073
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,006
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	650
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	616
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,980
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	$ 2,000	$ 1,955
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,274
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,865	2,071
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,307
0% 9/1/22 (AMBAC Insured)	2,900	1,445
0% 9/1/25 (AMBAC Insured)	6,800	2,768
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,015	5,022
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	363
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,032
Sierra View Local Health Care District Rev. Series 1998, 5.4% 7/1/22	4,315	4,280
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	12,360
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	877
Sulphur Springs Union School District Series A, 0% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,552
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	17,229
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	650	626
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,043
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,362
6% 6/1/22	1,100	1,127
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,443
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,400
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,574
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 663
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	1,611
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33	1,000	1,010
Series 2007 D, 5% 5/15/25	4,250	4,479
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	785	810
5.5% 5/15/24 (AMBAC Insured)	370	379
4.55% 12/1/09 (Escrowed to Maturity) (e)(f)	13,290	13,290
Series 2008 L, 5% 5/15/40	3,000	3,065
Series 2009 O, 5.75% 5/15/34	9,900	10,932
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,071
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.) 5.25% 1/1/13	6,970	6,971
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,644
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,178
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,625
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,000	5,177
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,001
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,186
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	142
5.375% 8/1/16 (FSA Insured)	100	108
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	824
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	719
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	325
5.25% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,080
Washington Township Health Care District Rev.:
Series 2009 A, 6.25% 7/1/39 (b)	3,250	3,254
Series A:
5% 7/1/23	1,460	1,340
5% 7/1/25	1,665	1,503
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	$ 1,500	$ 1,582
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,804
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,315
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,016
		1,596,126
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
4.625% 10/1/11	535	547
5.375% 10/1/14	1,000	1,072
5.875% 10/1/18	1,565	1,705
		3,324
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 0.163% 7/1/21 (FGIC Insured) (c)	4,600	3,066
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (c)	7,000	7,283
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	9,500	1,354
		11,703
Virgin Islands - 0.3%
Virgin Islands Pub. Fin. Auth. Rev.:
Series 2009 A1, 5% 10/1/29	1,500	1,427
Series 2009 B, 5% 10/1/25	1,500	1,466
Series A:
5% 10/1/10	520	521
5.25% 10/1/15	1,255	1,325
		4,739
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $1,623,111)	1,615,892
NET OTHER ASSETS - 1.4%	23,453
NET ASSETS - 100%	$ 1,639,345
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,290,000 or 0.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 13,290
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $1,621,662,000. Net unrealized depreciation aggregated $5,770,000, of which $41,389,000 related to appreciated investment securities and $47,159,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® California
Short-Intermediate Tax-Free
Bond Fund

November 30, 2009

1.824280.104

CSI-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.6%
	Principal Amount	Value
California - 94.6%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Hamlin School Proj.) Series 2007, 4.375% 8/1/13	$ 220,000	$ 214,793
Alameda County Ctfs. of Prtn. Series 2001 A, 5.375% 12/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	170,000
Alameda County Wtr. District Rev.:
2.5% 6/1/14	1,885,000	1,969,976
2.5% 6/1/15	895,000	921,474
2.5% 6/1/16	1,070,000	1,087,377
3% 6/1/15	525,000	554,153
3% 6/1/16	525,000	549,313
Alameda Unified School District Gen. Oblig. Series 2002, 5.5% 7/1/13 (FSA Insured)	25,000	28,565
Alhambra Unified School District Ctfs. of Prtn. 5.5% 4/1/15 (FSA Insured)	1,000,000	1,041,840
Anaheim Union High School District Series 2002 A, 5% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (c)	155,000	172,672
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B:
6.25% 8/1/16 (Assured Guaranty Corp. Insured)	370,000	445,069
6.25% 8/1/17 (Assured Guaranty Corp. Insured)	395,000	467,419
6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	519,046
Bay Area Infrastructure Fing. Auth. 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,016,920
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2001 D, 5% 4/1/10	245,000	248,663
Big Bear Lake Wtr. Rev. 6% 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	848,963
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2002 A:
5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	165,000	185,772
5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	125,000	140,736
California Dept. of Trans. Rev. Series 2004 A:
5% 2/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	355,000	372,917
5% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	141,205
5% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,555,000	6,198,602
California Dept. of Wtr. Resources Central Valley Proj. Rev.:
Series J2, 7% 12/1/12	2,600,000	3,062,462
Series J3, 7% 12/1/12 (Escrowed to Maturity) (c)	70,000	82,885
Series Q, 6% 12/1/09	40,000	40,000
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.125% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (c)	$ 1,110,000	$ 1,238,993
5.125% 5/1/19 (Pre-Refunded to 5/1/12 @ 101) (c)	595,000	664,145
5.125% 5/1/19 (Pre-Refunded to 5/1/12 @ 101) (c)	1,920,000	2,143,123
5.25% 5/1/12	135,000	147,413
5.25% 5/1/12 (FSA Insured)	605,000	662,142
5.25% 5/1/20 (Pre-Refunded to 5/1/12 @ 101) (c)	3,000,000	3,357,570
5.375% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (c)	1,655,000	1,857,208
5.375% 5/1/21 (Pre-Refunded to 5/1/12 @ 101) (c)	1,645,000	1,845,986
5.375% 5/1/22 (Pre-Refunded to 5/1/12 @ 101) (c)	11,720,000	13,151,950
5.375% 5/1/22 (Pre-Refunded to 5/1/12 @ 101) (c)	1,440,000	1,615,939
5.5% 5/1/10	220,000	224,547
5.5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,113,431
5.5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295,000	2,519,589
5.5% 5/1/13 (AMBAC Insured)	735,000	810,521
5.5% 5/1/15	2,000,000	2,184,000
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (c)	6,335,000	7,127,889
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 101) (c)	4,000,000	4,524,520
6% 5/1/13	1,610,000	1,794,393
Series 2005 F3, 5% 5/1/21	1,445,000	1,557,999
California Dept. of Wtr. Resources Wtr. Rev.:
Series W, 5.5% 12/1/13 (FSA Insured)	110,000	127,461
5.5% 12/1/09 (AMBAC Insured)	100,000	100,000
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	1,810,000	1,957,280
5.25% 7/1/12	7,035,000	7,650,985
5.25% 7/1/12 (FGIC Insured)	445,000	483,964
5.25% 7/1/13	3,235,000	3,578,525
5.25% 7/1/14	5,025,000	5,605,287
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery: - continued
Series 2008 A:
5% 1/1/10	$ 500,000	$ 501,545
5% 1/1/11	2,800,000	2,918,188
Series 2008 B, 5%, tender 3/1/11 (b)(c)	5,785,000	6,116,481
Series 2008 B7, 5%, tender 7/1/11 (b)(c)	735,000	786,428
Series 2009 A:
5% 7/1/10 (Escrowed to Maturity) (c)	305,000	313,394
5% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	71,861
5% 7/1/12 (Escrowed to Maturity) (c)	995,000	1,103,564
5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,297,548
5% 7/1/15	2,615,000	2,827,783
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (c)	1,810,000	2,109,302
5.25% 1/1/11	600,000	626,934
5.25% 1/1/11 (Escrowed to Maturity) (c)	4,975,000	5,239,770
5.25% 7/1/13 (Escrowed to Maturity) (c)	4,315,000	4,969,413
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,605,000	5,102,386
5.25% 7/1/14	12,070,000	13,463,844
5.25% 7/1/14 (Escrowed to Maturity) (c)	3,525,000	4,146,986
Series B, 5%, tender 7/1/14 (b)	4,760,000	5,194,064
California Edl. Facilities Auth. Rev.:
(College & Univ. Fing. Prog.) Series 2007, 5% 2/1/13	1,265,000	1,223,318
(Santa Clara Univ. Proj.) Series 2008:
5% 4/1/15	500,000	559,855
5% 4/1/16	400,000	448,720
(Stanford Univ. Proj.) Series T4, 5% 3/15/14	3,215,000	3,722,070
California Gen. Oblig.:
0% 4/1/11	15,000	14,517
4% 8/1/13	500,000	530,030
4.5% 9/1/11 (Pre-Refunded to 9/1/10 @ 100) (c)	20,000	20,635
5% 2/1/10	175,000	176,066
5% 2/1/10	115,000	115,700
5% 2/1/10	100,000	100,609
5% 3/1/10	65,000	65,601
5% 6/1/10	75,000	76,386
5% 5/1/11	95,000	100,104
5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	63,395
5% 9/1/11	2,085,000	2,220,212
5% 2/1/12	260,000	277,781
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 2/1/12	$ 120,000	$ 128,207
5% 2/1/12	110,000	118,008
5% 3/1/12	1,425,000	1,525,149
5% 4/1/12	125,000	134,016
5% 10/1/12	2,000,000	2,167,560
5% 2/1/13	2,205,000	2,398,820
5% 2/1/13	175,000	190,383
5% 6/1/13	1,000,000	1,092,980
5% 10/1/13	50,000	53,674
5% 11/1/13	870,000	955,652
5% 3/1/14	3,675,000	4,036,436
5% 2/1/19 (Pre-Refunded to 2/1/12 @ 100) (c)	3,785,000	4,147,187
5% 2/1/33 (Pre-Refunded to 2/1/14 @ 100) (c)	4,225,000	4,900,831
5.25% 10/1/12	110,000	119,968
5.25% 3/1/13 (Pre-Refunded to 3/1/10 @ 101) (c)	80,000	81,780
5.25% 10/1/13	185,000	204,667
5.25% 2/1/14 (FSA Insured)	270,000	297,205
5.25% 2/1/15	40,000	43,054
5.25% 10/1/15 (Pre-Refunded to 10/1/10 @ 100) (c)	75,000	78,099
5.25% 2/1/16	1,000,000	1,063,290
5.25% 6/1/18 (Pre-Refunded to 6/1/10 @ 100) (c)	25,000	25,614
5.25% 9/1/18 (Pre-Refunded to 9/1/10 @ 100) (c)	35,000	36,252
5.25% 12/1/24 (Pre-Refunded to 12/1/10 @ 100) (c)	45,000	47,141
5.25% 4/1/29 (Pre-Refunded to 4/1/14 @ 100) (c)	2,000,000	2,353,520
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (c)	2,460,000	2,894,830
5.5% 4/1/11	45,000	47,578
5.75% 10/1/10	60,000	62,205
5.75% 2/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,084
5.75% 10/1/11	170,000	183,779
5.75% 11/1/11	100,000	108,431
5.75% 3/1/27 (Pre-Refunded to 3/1/10 @ 101) (c)	75,000	76,760
6.25% 9/1/12	470,000	504,305
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C:
5% 3/1/13	1,200,000	1,270,188
5% 3/1/14	2,000,000	2,117,260
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	275,000	291,247
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	$ 1,000,000	$ 1,009,370
Series 2009 C, 5%, tender 7/2/12 (b)	1,700,000	1,768,748
Series 2009 F, 5%, tender 7/1/14 (b)	2,800,000	2,938,684
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	50,000	53,663
(Providence Health & Svcs. Proj.) Series 2008 C, 5.25% 10/1/13	750,000	827,123
(Scripps Health Sys. Proj.) Series 2008 A, 5% 10/1/15	1,000,000	1,074,590
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	2,800,000	2,990,316
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (b)	2,310,000	2,334,786
(Sutter Health Proj.) Series 2008 A:
5% 8/15/12	2,000,000	2,129,140
5% 8/15/15	440,000	470,061
5.5% 8/15/16	1,000,000	1,092,860
California Infrastructure & Econ. Dev. Bank Rev.:
(Asian Art Museum of San Francisco Proj.) Series 2000, 5.5% 6/1/17 (Pre-Refunded to 6/1/10 @ 101) (c)	80,000	82,882
(Bay Area Toll Bridges Seismic Retrofit Prog.) Series 2003 A:
5% 7/1/11 (Escrowed to Maturity) (c)	135,000	144,735
5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100) (c)	5,300,000	6,113,921
(California Independent Sys. Operator Corp. Proj.) Series 2008 A, 5% 2/1/12	2,500,000	2,673,725
(Clean Wtr. State Revolving Fund Proj.) Series 2002, 5% 10/1/15	1,660,000	1,830,930
(Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (b)	1,500,000	1,522,185
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
4% 12/1/09	100,000	100,000
4% 12/1/10	100,000	102,398
(The J. Paul Getty Trust Proj.):
Series 2003 A, 3.9%, tender 12/1/11 (b)	3,825,000	4,053,659
Series 2003 C, 3.9%, tender 12/1/11 (b)	1,745,000	1,849,316
Series 2004 A, 4%, tender 12/1/11 (b)	1,695,000	1,799,666
Series 2007 A3, 2.25%, tender 4/1/12 (b)	2,000,000	2,052,240
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(Worker's Compensation Relief Proj.) Series 2004 A, 5.25% 10/1/13 (AMBAC Insured)	$ 45,000	$ 51,164
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009:
5% 2/1/13	1,160,000	1,193,373
5% 2/1/14	1,220,000	1,244,229
5% 2/1/15	1,615,000	1,620,717
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.) Series 2007:
4.5% 4/1/13	365,000	391,178
5% 4/1/14	200,000	220,296
California Muni. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2004, 3.45%, tender 3/1/10 (b)	1,500,000	1,500,885
Series 2009 A, 4.905%, tender 2/1/10 (b)	1,000,000	1,003,600
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (BP West Coast Products LLC Proj.) Series 2009, 2.6%, tender 9/2/14 (b)	3,000,000	3,045,630
California Pub. Works Board Lease Rev.:
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5% 1/1/10 (AMBAC Insured)	130,000	130,281
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/10	550,000	559,807
5% 6/1/11	375,000	391,088
5.25% 6/1/12	1,420,000	1,506,435
5.25% 6/1/13	3,550,000	3,770,668
5.25% 6/1/14	70,000	74,276
(Dept. of Corrections & Rehab. Proj.):
Series 2005 J, 5% 1/1/14 (AMBAC Insured)	2,710,000	2,835,880
Series 2007 F, 4% 11/1/13	165,000	168,897
(Dept. of Corrections Proj.) Series B, 5.25% 1/1/13	40,000	42,204
(Dept. of Corrections, Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	1,700,000	1,819,578
(Dept. of Corrections, Madera State Prison Proj.) Series E, 6% 6/1/10	100,000	102,274
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5.5% 6/1/14	100,000	106,398
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5.5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 50,000	$ 53,775
Series 2004 D, 5% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	156,179
Series C, 5.2% 12/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	135,000	135,000
(Dept. of Corrections, Various State Prisons Proj.) Series 1993 A, 5.25% 12/1/13 (AMBAC Insured)	1,000,000	1,074,240
(Dept. of Food & Agric. Proj.) Series 2007 H, 4% 11/1/13	335,000	342,913
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E, 5% 11/1/13	935,000	991,091
(Judicial Council Proj.) Series 2007 G, 3.7% 11/1/12	110,000	113,027
(Lassen County, Susanville State Prison Proj.) Series 2001 A, 5.25% 6/1/10 (AMBAC Insured)	50,000	50,691
(Monterey Bay Campus Library Proj.) Series 2009 D:
4% 4/1/15	660,000	663,749
5% 4/1/14	1,270,000	1,345,311
(Regents Univ. of California Proj.) Series A, 5.25% 6/1/12 (AMBAC Insured)	50,000	54,755
(Various California State Univ. Projs.):
Series 2006 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,136,080
Series A, 5.5% 6/1/14	155,000	167,295
Series B:
5.55% 6/1/10	100,000	102,531
5.55% 6/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	255,570
(Various Cap. Projs.) Series 2009 G1, 5.25% 10/1/17	2,900,000	3,012,897
Series 2005 L, 5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490,000	1,675,267
Series 2007 F, 4% 11/1/12	110,000	113,945
California State L.A. Univ. Auxiliary Svcs., Inc. Auxiliary Organization Series 2001, 5.25% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (c)	40,000	42,850
California State Univ. Rev.:
Series 2005 B, 5% 11/1/11 (AMBAC Insured)	40,000	42,886
Series 2007 C, 5% 11/1/10 (FSA Insured)	1,005,000	1,046,436
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California State Univ. Rev. - continued
Series 2009 A:
5% 11/1/15	$ 1,000,000	$ 1,128,940
5% 11/1/16	1,485,000	1,676,016
California State Univ., Fresno Assoc., Inc. Auxiliary Organization Event Ctr. Rev. Series 2002, 6% 7/1/26 (Pre-Refunded to 7/1/12 @ 101) (c)	35,000	39,860
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	1,000,000	1,017,080
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	2,000,000	2,034,160
California Statewide Cmntys. Dev. Auth. Rev.:
(Daughters of Charity Health Sys. Proj.) Series 2005 F, 5% 7/1/10	1,545,000	1,557,484
(Enloe Health Sys. Proj.):
Series 2008 A:
5% 8/15/11	1,050,000	1,095,707
5.5% 8/15/14	1,435,000	1,580,523
Series 2008 B, 5% 8/15/15	60,000	64,036
(John Muir Health Proj.) Series 2009 A, 5% 7/1/15	1,900,000	2,005,754
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (b)	1,000,000	1,038,850
(Kaiser Permanente Health Sys. Proj.):
Series 2001 B, 3.9%, tender 7/1/14 (b)	4,000,000	4,025,280
Series 2004 E, 3.875%, tender 4/1/10 (b)	375,000	378,938
Series 2004 I, 3.45%, tender 5/1/11 (b)	2,000,000	2,036,480
(Sr. Living Presbyterian Homes Proj.) Series A, 4.5% 11/15/10	445,000	448,823
(St. Joseph Health Sys. Proj.) Series 2007 F, 5% 7/1/14 (FSA Insured)	1,675,000	1,858,094
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	25,930,000	27,299,859
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (c)	930,000	1,034,169
California Statewide Cmntys. Dev. Auth. Wtr. & Wastewtr. Rev. Series 2004 A:
5% 10/1/13 (Escrowed to Maturity) (c)	15,000	17,223
5% 10/1/13 (FSA Insured)	40,000	45,029
Carlsbad Unified School District Series 2009 B:
0% 5/1/10	150,000	149,130
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Carlsbad Unified School District Series 2009 B: - continued
0% 5/1/14	$ 400,000	$ 349,244
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,025,000	1,124,077
Central Contra Costa San. District Wastewtr. Rev. Ctfs. of Prtn. Series B:
4% 9/1/14 (a)	2,390,000	2,638,345
4% 9/1/16 (a)	1,125,000	1,241,595
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5% 7/1/16	1,150,000	1,269,727
Cerritos Cmnty. College District Series 2004 C:
4% 8/1/10	200,000	204,438
4% 8/1/11	400,000	419,580
Chaffey Cmnty. College District Series A, 5.25% 7/1/14 (Pre-Refunded to 7/1/12 @ 101) (c)	30,000	33,800
Chaffey Unified High School District:
Series 1998 B, 5.5% 8/1/13 (Pre-Refunded to 8/1/10 @ 101) (c)	70,000	73,014
Series 2005, 5% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,951
Contra Costa County Pub. Fing. Auth. Lease Rev. Series B, 5% 6/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,041,160
Davis Spl. Tax Rev. 5% 9/1/10 (AMBAC Insured)	565,000	571,684
Desert Sands Union School District Ctfs. of Prtn. 5.25% 3/1/14	500,000	548,470
East Bay Reg'l. Park District:
Series 2008 A, 3% 9/1/16	1,000,000	1,035,240
Series 2008, 4% 9/1/13	5,000,000	5,491,750
East Side Union High School District Santa Clara County Series C:
5% 8/1/11 (FSA Insured)	45,000	47,788
5% 8/1/12 (FSA Insured)	55,000	59,462
El Centro School District Gen. Oblig. Series A, 6% 8/1/12 (AMBAC Insured)	15,000	16,543
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.):
4% 5/1/11 (CIFG North America Insured)	240,000	245,561
4% 5/1/12 (CIFG North America Insured)	300,000	314,340
Fontana Unified School District Gen. Oblig.:
3% 5/1/11 (Assured Guaranty Corp. Insured)	385,000	394,282
5.25% 5/1/13 (Assured Guaranty Corp. Insured)	380,000	420,519
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Foothill-De Anza Cmnty. College District Series 2007 B, 4% 8/1/10 (AMBAC Insured)	$ 2,000,000	$ 2,048,700
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. 4.75% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	35,286
Fremont Union High School District, Santa Clara Series 1998 C, 5% 9/1/18 (Pre-Refunded to 9/1/12 @ 100) (c)	85,000	94,991
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (c)	2,685,000	3,169,186
Series 2003 B:
5% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (c)	775,000	868,698
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	205,000	229,785
5.375% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (c)	60,000	61,494
5.5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	7,470,000	8,499,964
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	3,290,000	3,743,625
5.6% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (c)	115,000	117,991
Series 2007 A1, 5% 6/1/11	1,000,000	1,026,950
Series B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	1,000,000	1,137,880
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	175,000	199,871
Grossmont-Cuyamaca Cmnty. College District 5% 8/1/12 (Assured Guaranty Corp. Insured)	2,915,000	3,215,537
Indio Pub. Fing. Auth. Lease Rev. Series 2007 B, 3.8%, tender 11/1/12 (AMBAC Insured) (b)	500,000	511,620
Jefferson Union High School District Gen. Oblig. Series A, 6.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	53,974
Kern Cmnty. College District Gen. Oblig. Series A, 4.75% 11/1/26 (Pre-Refunded to 11/1/13 @ 100) (c)	170,000	193,759
Kern County High School District Series A, 6.3% 8/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	77,500
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5% 7/1/16 (Assured Guaranty Corp. Insured)	2,390,000	2,638,823
Long Beach Unified School District Series A, 5% 8/1/14	1,000,000	1,151,620
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/12 (Escrowed to Maturity) (c)	100,000	96,191
(Disney Parking Proj.) 0% 3/1/14	20,000	17,033
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
(Proposition C Proj.) First Tier Sr. Series 2003 A, 5% 7/1/13 (FSA Insured)	$ 35,000	$ 39,382
Series 2009 A, 5% 7/1/14	5,000,000	5,662,350
Los Angeles County Pub. Works Fing. Auth. Lease Rev. (Multiple Cap. Facilities #6 Proj.) Series A, 5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 100) (c)	105,000	107,238
Los Angeles County Pub. Works Fing. Auth. Rev.:
(Los Angeles County Flood Cont. District Proj.) Series A, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	38,066
(Reg'l. Park & Open Space District Proj.) Series 2005 A:
5% 10/1/12 (FSA Insured)	105,000	116,214
5% 10/1/14 (FSA Insured)	25,000	28,708
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series 2003 B, 5% 5/15/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	66,310
Series 2003 B, 5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	184,407
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 A1, 5.25% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	120,000	128,375
Series 2003 A1:
5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	27,431
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,300,480
Los Angeles Gen. Oblig.:
Series 2001 A, 5% 9/1/15 (Pre-Refunded to 9/1/11 @ 100) (c)	60,000	64,727
Series 2002 A, 5.25% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	185,000	209,803
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	22,500
Series 2009 A, 4% 9/1/15	2,085,000	2,259,452
Los Angeles State Bldg. Auth. Lease Rev. (State of California Dept. of Gen. Svcs. Lease Proj.) Series A, 5.625% 5/1/11	35,000	36,010
Los Angeles Unified School District:
(Election of 1997 Proj.):
Series 2000 D, 5.625% 7/1/15 (Pre-Refunded to 7/1/10 @ 100) (c)	80,000	82,490
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Unified School District: - continued
(Election of 1997 Proj.):
Series 2002 E:
5.5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 40,000	$ 43,817
5.5% 7/1/14 (Pre-Refunded to 7/1/12 @ 100) (c)	1,300,000	1,458,418
Series 2003 F:
4.5% 7/1/13	3,000,000	3,301,320
5% 7/1/14	25,000	27,568
(Election of 2002 Proj.) Series 2003 A:
5% 7/1/13	25,000	27,852
5% 7/1/22 (Pre-Refunded to 7/1/13 @ 100) (c)	5,865,000	6,714,193
(Election of 2004 Proj.) Series 2006 G, 5% 7/1/10 (AMBAC Insured)	2,200,000	2,260,412
Series 1997 A, 6% 7/1/14	3,055,000	3,570,928
Series 2002:
5.75% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025,000	4,661,031
5.75% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,726,989
Series 2003 A, 5% 1/1/28 (Pre-Refunded to 7/1/13 @ 100) (c)	7,010,000	8,024,978
Series 2004 I, 5% 7/1/16	3,180,000	3,581,284
Series 2007 E, 5% 7/1/10	1,865,000	1,914,012
Series 2009 KRY, 5% 7/1/15	5,000,000	5,624,750
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series A, 5% 8/1/10 (Escrowed to Maturity) (c)	60,000	61,889
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	5,000,000	5,754,350
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series 2008 L:
4% 7/1/12 (FSA Insured)	145,000	155,504
4% 7/1/13 (FSA Insured)	175,000	190,822
5% 7/1/14 (FSA Insured)	2,000,000	2,287,560
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
4% 7/1/13	50,000	54,066
4% 7/1/15	100,000	107,709
4% 7/1/17	85,000	89,835
Marin Muni. Wtr. District Rev. Ctfs. of Prtn. (2004 Fing. Proj.) 5% 7/1/12 (AMBAC Insured)	25,000	27,331
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Series 2001 A:
5.25% 7/1/10 (Escrowed to Maturity) (c)	$ 70,000	$ 72,028
5.25% 3/1/21 (Pre-Refunded to 3/1/11 @ 101) (c)	270,000	289,454
5.375% 7/1/12	1,000,000	1,080,460
Series 2003 A, 5% 7/1/13	35,000	39,578
Series 2004 B:
5% 7/1/10	90,000	92,408
5% 7/1/11	1,155,000	1,234,302
Monterey Peninsula Cmnty. College District Series A, 4.75% 8/1/27 (Pre-Refunded to 8/1/13 @ 100) (c)	15,000	17,087
Mount Diablo Unified School District Series 2004, 5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,830,000	2,015,288
New Haven Unified School District Series B, 7.9% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	116,746
Newhall School District Gen. Oblig. Series B, 5% 8/1/18 (Pre-Refunded to 8/1/12 @ 101) (c)	45,000	50,508
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 C, 4%, tender 2/8/11 (b)	2,900,000	2,970,354
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	68,951
5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	39,237
Northern California Gas Auth. #1 Gas Proj. Rev. Series 2007 A, 5% 7/1/11	335,000	346,762
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/11	1,350,000	1,425,128
Northern California Pwr. Agcy. Rev. (Geothermal #3 Proj.):
Series 1993 A:
5.85% 7/1/10 (AMBAC Insured)	25,000	25,610
5.85% 7/1/10 (Escrowed to Maturity) (c)	25,000	25,789
Series 2009 A, 5% 7/1/16	1,940,000	2,148,026
Oakland Joint Powers Fing. Auth. Series 2008 A1:
4.25% 1/1/13 (Assured Guaranty Corp. Insured)	1,000,000	1,065,280
5% 1/1/13 (Assured Guaranty Corp. Insured)	1,320,000	1,435,553
Oakland Unified School District Alameda County Series 2005, 5% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	63,424
Orange County Local Trans. Auth. Sales Tax Rev.:
Series A, 5.5% 2/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,172
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Orange County Local Trans. Auth. Sales Tax Rev.: - continued
Sr. Series A, 5.7% 2/15/10 (AMBAC Insured)	$ 140,000	$ 141,527
Orange County Rfdg. Recovery Series A, 5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	159,201
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2009 A:
3% 8/15/13	110,000	117,143
4% 8/15/15	50,000	55,276
Oxnard Fing. Auth. Wastewtr. Rev. 5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	26,395
Padre Dam Muni. Wtr. District Ctfs. of Prtn. Series 2009A:
3% 10/1/13	215,000	225,314
3.5% 10/1/14	150,000	159,875
4% 10/1/15	100,000	108,198
4% 10/1/16	100,000	107,859
4% 10/1/17	420,000	447,586
Palos Verdes Peninsula Unified School District Series A, 5.25% 11/1/14 (Pre-Refunded to 11/1/10 @ 101) (c)	50,000	52,773
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D:
4% 8/1/14	285,000	310,773
4% 8/1/15	250,000	271,325
5% 8/1/17	470,000	535,617
5% 8/1/18	505,000	578,200
Pasadena Unified School District Gen. Oblig.:
(Election of 1997 Proj.) Series C, 4.75% 11/1/24 (Pre-Refunded to 11/1/11 @ 101) (c)	50,000	54,451
Series 2009 A1:
4% 8/1/14	300,000	330,081
5% 8/1/15	1,000,000	1,146,520
5% 11/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	36,400
Placentia Pub. Fing. Auth. Rev.:
2% 9/1/10	1,000,000	1,002,790
2.625% 9/1/11	750,000	755,798
Pleasanton Unified School District Gen. Oblig.:
Series 1997 F, 4.75% 8/1/25 (Pre-Refunded to 8/1/11 @ 101) (c)	50,000	54,085
Series 2003, 5% 8/1/11 (FSA Insured)	100,000	107,157
Series 2004 B, 5% 8/1/14 (FSA Insured)	60,000	69,243
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Pomona Pub. Fing. Auth. Rev.:
5% 2/1/12 (AMBAC Insured)	$ 30,000	$ 31,079
5% 2/1/12 (Escrowed to Maturity) (c)	10,000	10,934
Port of Oakland Rev. Series M, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	85,000	93,289
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (b)	1,215,000	1,209,496
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	5,400,000	4,516,344
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (b)	1,225,000	1,261,530
4%, tender 12/1/11 (FSA Insured) (b)	1,500,000	1,570,395
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 5% 7/1/14	1,205,000	1,271,938
Rancho Santiago Cmnty. College District 5% 9/1/16 (FSA Insured)	45,000	50,395
Redding Elec. Sys. Rev. Ctfs. of Prtn. Series 2008 A, 4.5% 6/1/11 (FSA Insured)	2,000,000	2,100,220
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.) Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,050,980
Riverside County Trans. Commission Sales Tax Rev. Series 2008 A2, 4%, tender 12/1/09 (b)	1,375,000	1,375,000
Sacramento Area Flood Cont. Agcy. Series 2008, 4% 10/1/14 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,105,660
Sacramento City Fing. Auth. Rev.:
(Pub. Safety and Parking Impts. Proj.) Series 2002, 5.5% 6/1/20 (Pre-Refunded to 6/1/10 @ 101) (c)	140,000	144,970
(Solid Waste, Redev. and Master Lease Prog. Facilities Proj.) Series 2005, 5% 12/1/14 (FGIC Insured)	40,000	43,763
(Wtr. and Cap. Impt. Proj.) Series 2001 A, 5.5% 12/1/18 (Pre-Refunded to 6/1/11 @ 100) (c)	130,000	139,543
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5% 7/1/12	500,000	543,285
5% 7/1/13	625,000	691,700
5% 7/1/14	550,000	613,910
5% 7/1/16	1,275,000	1,411,718
Sacramento Muni. Util. District Elec. Rev. Series 2002 Q, 5.25% 8/15/17 (FSA Insured)	1,000,000	1,076,760
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Bernardino Cmnty. College District Series A:
5% 8/1/16	$ 215,000	$ 243,834
5% 8/1/17	150,000	169,296
San Bernardino County Trans. Auth. Sales Tax Rev. Series A, 5% 3/1/10 (AMBAC Insured)	260,000	262,397
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	3,900,000	3,121,677
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5.25% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	56,123
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A, 4.5% 5/15/14	5,795,000	6,380,295
Series 2009 B, 5% 5/15/12	50,000	54,245
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
5% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	212,220
5% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,055,000	2,246,978
San Diego Unified School District (Election of 1998 Proj.):
Series 2002 D, 5.25% 7/1/20 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (c)	3,000,000	3,303,390
Series 2003 E:
5.25% 7/1/20 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101) (c)	2,000,000	2,255,280
5.25% 7/1/22 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101) (c)	1,695,000	1,911,350
Series 2004 F, 5% 7/1/16 (FSA Insured)	75,000	82,788
San Francisco Bldg. Auth. Lease Rev.:
(Dept. Gen. Svcs. Lease Proj.) Series A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,995
(San Francisco Civic Ctr. Complex Proj.) Series A, 6% 12/1/09 (AMBAC Insured)	55,000	55,000
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 B, 5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	650,000	713,583
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
4% 8/1/13	905,000	932,005
5% 8/1/16	1,095,000	1,155,794
San Francisco Cmnty. College District Gen. Oblig. (Election of 2001 Proj.) Series 2004 B, 5% 6/15/10 (AMBAC Insured)	75,000	76,901
San Jose Gen. Oblig. (Libraries, Parks and Pub. Safety Projs.) 5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	48,283
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Mateo Unified School District 5% 9/1/15 (FSA Insured)	$ 25,000	$ 28,101
Santa Clara County Fing. Auth. Lease Rev. (VMC Rfdg. Proj.) Series 1997 A, 6% 11/15/12 (AMBAC Insured)	240,000	272,839
Santa Clara Valley Wtr. District Ctfs. of Prtn. 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	38,156
Santa Margarita/Dana Point Auth. Rev. (Wtr. Impt. Districts 3, 3A, 4 & 4A Proj.) Series B, 7.25% 8/1/11	1,425,000	1,519,463
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (Escrowed to Maturity) (c)	20,000	23,704
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	55,000	62,940
Semitropic Impt. District Wtr. Storage Rev. Series 2009 A:
2.5% 12/1/13	300,000	308,643
3% 12/1/14	250,000	260,495
5% 12/1/15	300,000	340,083
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.):
Series 2004 A, 5% 8/15/11 (FGIC Insured)	1,000,000	1,047,810
Series C, 6.5% 8/15/10 (FGIC Insured)	160,000	166,664
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/12	30,000	33,837
6.75% 7/1/13	65,000	75,486
(San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA Insured)	200,000	230,158
6.75% 7/1/13 (FSA Insured)	1,800,000	2,103,948
Southern California Pub. Pwr. Auth. Transmission Proj. Rev.:
Series 2002 B, 5% 7/1/12 (FSA Insured)	55,000	60,599
Series 2009 A, 5% 7/1/20	2,000,000	2,206,980
Southwestern Cmnty. College District Gen. Oblig.:
Series 2004, 5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100) (c)	45,000	52,573
Series B, 5.25% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	28,467
Stockton Unified School District Gen. Oblig. 5.5% 7/1/11 (FSA Insured)	50,000	53,685
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	20,000	21,793
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series B, 5% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (c)	$ 60,000	$ 64,006
Torrance Unified School District:
Series 2008 Y, 5.375% 8/1/22	1,250,000	1,395,038
Series 2008 Z:
5.25% 8/1/18	1,000,000	1,144,200
5.375% 8/1/22	1,750,000	1,953,053
Univ. of California Revs.:
(Multiple Purp. Projs.) Series Q, 5% 9/1/11 (FSA Insured)	50,000	53,477
(UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity) (c)(d)	10,000,000	10,000,000
Series 2009 O, 5% 5/15/17	1,000,000	1,150,620
Series A:
5% 5/15/10 (AMBAC Insured)	120,000	122,473
5% 5/15/12 (AMBAC Insured)	100,000	109,580
Upland Unified School District Gen. Oblig. Series A, 5.25% 8/1/10 (FSA Insured)	50,000	51,647
Washington Township Health Care District Gen. Oblig. Series 2009 A, 6.5% 8/1/14	1,600,000	1,833,584
Washington Township Health Care District Rev.:
Series 2009 A:
4.5% 7/1/11 (a)	100,000	101,982
4.5% 7/1/12 (a)	275,000	281,647
4.5% 7/1/13 (a)	250,000	255,375
5% 7/1/14 (a)	300,000	309,387
5% 7/1/15 (a)	300,000	306,129
5% 7/1/16 (a)	200,000	202,000
Series A, 5% 7/1/12	385,000	399,010
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series 2006 B, 3.625%, tender 12/1/09 (FSA Insured) (b)	1,250,000	1,250,000
Western Riverside County Trust & Wastewtr. Fin. Auth.:
4% 9/1/14 (Assured Guaranty Corp. Insured)	500,000	538,920
5% 9/1/13 (Assured Guaranty Corp. Insured)	500,000	555,750
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity) (c)	40,000	36,255
Whittier School District Gen. Oblig. Series D, 5% 8/1/11 (FSA Insured)	25,000	26,635
		521,691,987
Municipal Bonds - continued
	Principal Amount	Value
Commonwealth Of Mariannas - 0.7%
Northern Mariana Islands Gen. Oblig. Series 2003 A, 6.75% 10/1/33 (Pre-Refunded to 10/1/13 @ 100) (c)	$ 3,000,000	$ 3,566,430
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 1993, 7% 7/1/10 (AMBAC Insured)	325,000	332,495
Series 1996, 6.5% 7/1/12 (FSA Insured)	1,140,000	1,254,331
Series 2002, 5.25% 7/1/10 (FGIC Insured)	170,000	172,229
Series 2003 B, 5.5% 7/1/11 (FGIC Insured)	250,000	261,528
6.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	81,191
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000,000	1,049,840
Puerto Rico Pub. Bldg. Auth. Rev. Series M, 5.5% 7/1/10	385,000	390,594
		3,542,208
Virgin Islands - 0.7%
Virgin Islands Pub. Fin. Auth. Rev.:
Series 2006, 4% 10/1/10 (FGIC Insured)	580,000	574,977
Series 2009 A, 6% 10/1/14	1,250,000	1,354,125
Series 2009 B, 5% 10/1/16	2,000,000	2,094,000
		4,023,102
TOTAL MUNICIPAL BONDS (Cost $518,305,904)		532,823,727
Municipal Notes - 1.7%
	Principal Amount	Value
California - 1.7%
Baldwin Park Unified School District Gen. Oblig. BAN Series 2009, 0% 8/1/14	$ 1,500,000	$ 1,220,130
California Cmnty. College Fing. Auth. Rev. TRAN Series 2009 B, 2.25% 6/30/10	3,000,000	3,018,330
California Gen. Oblig. RAN Series A1, 3% 5/25/10	5,000,000	5,037,000
TOTAL MUNICIPAL NOTES (Cost $9,246,675)		9,275,460
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $527,552,579)		542,099,187
NET OTHER ASSETS - 1.7%		9,436,865
NET ASSETS - 100%		$ 551,536,052
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security collateralized by an amount sufficient to pay interest and principal.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,000,000 or 1.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	1/7/09	$ 10,334,900
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $527,543,476. Net unrealized appreciation aggregated $14,555,711, of which $15,118,090 related to appreciated investment securities and $562,379 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2010